Risk Management - Credit quality of off balancesheet items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 127,402,271	₩ 123,898,136
Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	12,987,809	11,809,456
Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		114,414,462	112,088,680
Stage 1 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	119,477,342	115,261,867
Stage 1 | Above appropriate credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	11,560,908	10,152,900
Stage 1 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	107,916,434	105,108,967
Stage 1 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	4,628,555	5,428,187
Stage 1 | Less than a limited credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	1,037,142	1,382,592
Stage 1 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	3,591,413	4,045,595
Stage 2 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	2,119,897	1,963,153
Stage 2 | Above appropriate credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	47,549	11,504
Stage 2 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	2,072,348	1,951,649
Stage 2 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	1,107,339	1,169,147
Stage 2 | Less than a limited credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	275,166	191,962
Stage 2 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	832,173	977,185
Stage 3
Disclosure of credit risk exposure [Line Items]
Off balance accounts		69,138	75,782
Stage 3 | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		67,044	70,498
Stage 3 | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 2,094	₩ 5,284

[1]	As of December 31, 2020 and 2021, the financial guarantee amounts of 4,163,382 million Won and 3,960,383 million Won are included, respectively.
[2]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[3]	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.